Consolidated Statements of Operations and Comprehensive Loss - Schedule of Other Income (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Income [Abstract]
Other income from government grants and research allowances	€ 2,630,750	€ 5,081,772	€ 13,155,250
Further other income	40,631	205,844	64,453
Total	€ 2,671,380	€ 5,287,616	€ 13,219,704